UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

Patrick F. Quan
The Growth Fund of America, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio

May 31, 2012
unaudited

Common stocks — 92.36%	Shares	Value (000)

CONSUMER DISCRETIONARY — 19.36%
Amazon.com, Inc.1	16,082,100	$3,424,040
Comcast Corp., Class A	76,632,100	2,215,434
Comcast Corp., Class A, special nonvoting shares	24,800,000	712,256
Home Depot, Inc.	50,555,200	2,494,394
NIKE, Inc., Class B	12,243,600	1,324,513
DIRECTV, Class A1	23,056,906	1,024,879
News Corp., Class A	52,054,800	999,452
YUM! Brands, Inc.	12,946,000	910,881
Time Warner Cable Inc.	11,755,736	886,382
Sands China Ltd.	185,537,400	633,474
Johnson Controls, Inc.	17,539,900	528,653
General Motors Co.1	20,891,632	463,794
Chipotle Mexican Grill, Inc.1	1,015,000	419,266
Virgin Media Inc.2	18,635,400	410,538
Nikon Corp.	14,000,000	390,199
Las Vegas Sands Corp.	8,385,000	387,219
Liberty Media Corp., Class A1	4,391,300	372,250
Naspers Ltd., Class N	6,270,000	331,508
Time Warner Inc.	8,500,000	292,995
Marriott International, Inc., Class A	7,000,000	270,970
Expedia, Inc.	5,594,329	256,724
lululemon athletica inc.1	3,260,100	236,814
Carnival Corp., units	6,820,000	218,854
AutoNation, Inc.1	6,000,000	216,120
Toyota Motor Corp.	5,205,000	201,929
Groupon, Inc., Class A1,3,4	12,029,128	116,471
Groupon, Inc., Class A1	7,750,000	82,460
CarMax, Inc.1	6,785,000	191,405
priceline.com Inc.1	290,000	181,392
Lowe’s Companies, Inc.	6,400,000	171,008
Industria de Diseño Textil, SA	1,910,000	157,810
Starbucks Corp.	2,500,000	137,225
Mattel, Inc.	4,400,000	136,972
Daimler AG	2,855,000	132,136
Darden Restaurants, Inc.	2,500,000	129,325
D.R. Horton, Inc.	7,580,000	125,828
McDonald’s Corp.	1,335,000	119,269
Shaw Communications Inc., Class B, nonvoting	6,123,900	116,844
Harley-Davidson, Inc.	2,028,500	97,733
Toll Corp.1	3,500,000	95,480
Bayerische Motoren Werke AG	1,080,000	81,594
Isuzu Motors Ltd.	14,200,000	75,929
Volkswagen AG, nonvoting preferred	425,000	67,844
Kia Motors Corp.	950,000	64,554
Li & Fung Ltd.	34,030,000	62,434
Burberry Group PLC	2,725,000	57,411
Swatch Group Ltd, non-registered shares	120,000	46,142
Genting Singapore PLC	37,000,000	43,070
Harman International Industries, Inc.	500,000	19,610
Ctrip.com International, Ltd. (ADR)1	730,000	13,432
		22,146,916

INFORMATION TECHNOLOGY — 18.74%
Apple Inc.1	9,076,900	5,243,997
Oracle Corp.	86,908,676	2,300,473
Microsoft Corp.	41,953,900	1,224,634
Samsung Electronics Co. Ltd.	1,181,583	1,212,368
Google Inc., Class A1	1,839,236	1,068,339
Texas Instruments Inc.	29,044,000	827,173
Taiwan Semiconductor Manufacturing Co. Ltd.	176,096,000	502,069
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	11,350,000	155,835
Yahoo! Inc.1	39,730,043	605,486
ASML Holding NV (New York registered)	9,147,778	419,060
ASML Holding NV	2,380,000	109,180
Visa Inc., Class A	4,565,000	525,888
Baidu, Inc., Class A (ADR)1	4,230,000	498,167
EMC Corp.1	18,875,000	450,169
Accenture PLC, Class A	7,750,000	442,525
Avago Technologies Ltd.2	13,025,120	431,131
International Business Machines Corp.	2,000,000	385,800
Broadcom Corp., Class A	10,203,000	330,067
Motorola Solutions, Inc.	5,900,000	283,672
Linear Technology Corp.	9,240,000	268,145
Altera Corp.	8,000,000	267,280
Automatic Data Processing, Inc.	4,985,000	259,968
Intel Corp.	10,000,000	258,400
KLA-Tencor Corp.	5,268,100	241,437
Flextronics International Ltd.1,2	34,040,464	218,540
Fidelity National Information Services, Inc.	6,513,700	213,519
Arm Holdings PLC	27,228,000	212,547
Corning Inc.	14,430,000	187,446
Murata Manufacturing Co., Ltd.	3,450,000	179,192
SINA Corp.1	3,075,000	163,805
FLIR Systems, Inc.	7,498,000	159,932
Maxim Integrated Products, Inc.	5,902,120	148,497
Zynga Inc., Class B1,3,4	4,740,144	29,673
TE Connectivity Ltd.	4,623,000	145,255
Mail.ru Group Ltd. (GDR)1	4,100,000	128,617
Mail.ru Group Ltd. (GDR)1,5	350,000	10,979
QUALCOMM Inc.	2,307,000	132,214
NetApp, Inc.1	3,915,144	116,515
Dolby Laboratories, Inc., Class A1	2,650,000	113,659
Quanta Computer Inc.	42,254,258	110,421
National Instruments Corp.	4,105,010	106,894
Electronic Arts Inc.1	7,481,500	101,898
AOL Inc.1	3,648,255	100,072
SAP AG	1,285,000	73,725
MediaTek Inc.	7,600,000	67,221
Gemalto NV	1,005,000	64,011
Intuit Inc.	1,000,000	56,230
Nintendo Co., Ltd.	460,400	53,643
Xilinx, Inc.	1,500,000	47,955
Nokia Corp. (ADR)	13,089,474	34,949
Nokia Corp.	1,000,000	2,626
Comverse Technology, Inc.1	6,011,792	36,732
Rohm Co., Ltd.	1,005,000	36,501
HTC Corp.	2,096,450	30,202
First Solar, Inc.1	1,340,000	16,830
Western Union Co.	890,000	14,596
Compuware Corp.1	1,580,000	14,220
Analog Devices, Inc.	87,559	3,185
		21,443,564

HEALTH CARE — 12.96%
Gilead Sciences, Inc.1,2	48,357,166	2,415,440
Allergan, Inc.	15,080,400	1,361,006
UnitedHealth Group Inc.	19,430,000	1,083,611
Merck & Co., Inc.	24,684,578	927,646
Intuitive Surgical, Inc.1	1,768,694	925,204
Alexion Pharmaceuticals, Inc.1	9,250,000	837,772
Biogen Idec Inc.1	6,107,000	798,490
Edwards Lifesciences Corp.1,2	7,473,700	638,030
Amgen Inc.	8,262,400	574,402
Regeneron Pharmaceuticals, Inc.1	4,083,500	553,927
St. Jude Medical, Inc.	13,073,000	502,265
Celgene Corp.1	6,320,000	431,340
Express Scripts Holding Co.1	8,177,444	426,781
Stryker Corp.	7,202,616	370,575
Baxter International Inc.	6,364,100	322,151
Bristol-Myers Squibb Co.	9,430,000	314,396
Illumina, Inc.1,2	7,246,900	312,052
Aetna Inc.	6,385,000	261,083
Medtronic, Inc.	5,825,000	214,593
Vertex Pharmaceuticals Inc.1	3,475,000	208,639
Novo Nordisk A/S, Class B	1,566,355	208,383
Boston Scientific Corp.1	29,995,000	172,171
Abbott Laboratories	2,500,000	154,475
AMERIGROUP Corp.1	2,350,000	146,640
Hospira, Inc.1	4,387,840	137,164
Grifols, SA, Class A1	5,187,000	117,660
Zimmer Holdings, Inc.	1,780,000	107,957
Teva Pharmaceutical Industries Ltd. (ADR)	2,000,000	78,380
Hologic, Inc.1	4,595,000	77,012
Thermo Fisher Scientific Inc.	1,439,300	72,656
Laboratory Corporation of America Holdings1	300,000	24,984
Dendreon Corp.1	3,530,000	24,710
Human Genome Sciences, Inc.1	1,561,287	21,265
		14,822,860

ENERGY — 10.13%
EOG Resources, Inc.	13,030,837	1,293,962
Apache Corp.	11,630,000	946,449
Suncor Energy Inc.	32,668,020	886,561
Schlumberger Ltd.	13,365,000	845,336
Noble Energy, Inc.	7,899,000	667,150
Southwestern Energy Co.1,2	22,263,632	624,050
FMC Technologies, Inc.1,2	15,054,100	605,777
Canadian Natural Resources, Ltd.	20,480,000	588,117
Baker Hughes Inc.	12,057,000	503,139
Devon Energy Corp.	8,159,900	485,677
Pioneer Natural Resources Co.	4,885,000	472,379
Concho Resources Inc.1	4,287,506	376,186
Denbury Resources Inc.1,2	19,815,000	299,603
Pacific Rubiales Energy Corp.	10,421,000	273,326
CONSOL Energy Inc.	9,715,213	272,803
Technip SA	2,670,000	243,350
Core Laboratories NV	1,884,829	241,070
Cobalt International Energy, Inc.1	10,466,200	237,059
Cimarex Energy Co.	4,275,000	227,729
Chevron Corp.	2,115,000	207,926
Nexen Inc.	10,435,000	163,099
Royal Dutch Shell PLC, Class B (ADR)	2,520,000	162,162
Murphy Oil Corp.	3,456,000	161,119
Occidental Petroleum Corp.	1,500,000	118,905
BP PLC	12,470,000	75,895
BP PLC (ADR)	1,138,700	41,517
Woodside Petroleum Ltd.	2,340,000	73,328
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,589,200	70,205
Crescent Point Energy Corp.	1,740,000	66,932
Tenaris SA (ADR)	2,145,000	66,881
INPEX CORP.	10,680	61,741
Diamond Offshore Drilling, Inc.	680,000	39,562
BG Group PLC	1,975,000	37,820
Rosetta Resources Inc.1	950,000	36,756
Talisman Energy Inc.	3,250,000	34,125
Laricina Energy Ltd.1,3,4	950,000	28,513
Range Resources Corp.	360,000	20,678
Oceaneering International, Inc.	258,800	11,962
Coal India Ltd.	1,684,602	9,647
OAO Gazprom (ADR)	592,000	5,189
		11,583,685

FINANCIALS — 7.55%
Wells Fargo & Co.	29,475,978	944,705
Aon PLC, Class A2	18,142,995	843,649
Citigroup Inc.	25,467,500	675,143
Bank of America Corp.	70,000,000	514,500
AIA Group Ltd.	131,625,000	429,053
State Street Corp.	9,508,800	391,858
American Express Co.	6,780,000	378,527
Marsh & McLennan Companies, Inc.	11,047,171	353,289
ACE Ltd.	4,465,000	322,953
Agricultural Bank of China, Class H	763,184,000	308,752
Goldman Sachs Group, Inc.	2,989,696	286,114
American Tower Corp.	4,095,000	265,684
Fifth Third Bancorp	17,722,200	236,591
Berkshire Hathaway Inc., Class A1	1,895	225,221
PNC Financial Services Group, Inc.	3,380,058	207,603
Onex Corp.	5,200,000	191,919
Charles Schwab Corp.	15,300,000	190,638
ICICI Bank Ltd. (ADR)	5,155,000	145,113
ICICI Bank Ltd.	1,750,000	24,408
Morgan Stanley	12,500,000	167,000
Industrial and Commercial Bank of China Ltd., Class H	263,820,000	160,436
JPMorgan Chase & Co.	4,621,712	153,210
XL Group PLC	5,835,000	119,151
Toronto-Dominion Bank	1,350,000	103,349
AMP Ltd.	22,673,816	85,696
Moody’s Corp.	2,229,500	81,577
Bank of New York Mellon Corp.	3,875,000	78,895
HDFC Bank Ltd. (ADR)1	2,700,000	75,492
Deutsche Bank AG1	2,000,000	71,927
UBS AG	6,274,666	70,734
BOK Financial Corp.	1,250,000	69,688
Popular, Inc.1	4,080,000	62,302
Willis Group Holdings PLC	1,710,000	60,312
Banco Santander, SA	10,135,667	53,828
City National Corp.	900,000	44,712
Housing Development Finance Corp. Ltd.	3,500,000	40,801
Genworth Financial, Inc., Class A1	7,647,700	40,074
Bank of Nova Scotia	740,000	37,951
Jefferies Group, Inc.	2,458,293	32,843
Regions Financial Corp.	4,485,000	28,211
Zions Bancorporation	1,175,000	22,360
New York Community Bancorp, Inc.	1,670,000	20,625
Credit Suisse Group AG	468,000	8,870
Weyerhaeuser Co.1	422,321	8,408
WMI Holdings Corp.1	823,104	354
		8,634,526

INDUSTRIALS — 7.54%
Union Pacific Corp.	11,582,400	1,290,279
CSX Corp.	32,249,801	673,698
United Parcel Service, Inc., Class B	5,980,000	448,141
Cummins Inc.	4,395,000	426,095
General Dynamics Corp.	6,509,600	416,679
United Continental Holdings, Inc.1	16,399,250	412,769
Precision Castparts Corp.	2,284,900	379,773
Stericycle, Inc.1	4,239,000	369,895
Boeing Co.	5,200,000	361,972
Southwest Airlines Co.2	38,889,000	351,168
Caterpillar Inc.	3,300,000	289,146
Norfolk Southern Corp.	4,400,000	288,288
United Technologies Corp.	3,065,000	227,147
Deere & Co.	2,795,000	206,467
Atlas Copco AB, Class A	8,115,000	163,428
Atlas Copco AB, Class B	2,187,800	39,242
Ryanair Holdings PLC (ADR)1	6,285,000	192,950
General Electric Co.	10,000,000	190,900
KBR, Inc.	7,401,289	188,511
MTU Aero Engines Holding AG	2,330,000	170,615
Ingersoll-Rand PLC	3,760,000	155,326
Fastenal Co.	3,395,000	150,161
Delta Air Lines, Inc.1	12,180,000	147,378
European Aeronautic Defence and Space Co. EADS NV	4,214,844	141,080
SGS SA	75,000	135,198
Iron Mountain Inc.	4,601,510	130,453
Lockheed Martin Corp.	1,500,000	124,200
Aggreko PLC	2,634,998	89,262
Schneider Electric SA	1,545,000	82,281
PACCAR Inc	2,000,000	75,140
Verisk Analytics, Inc., Class A1	1,259,962	60,352
3M Co.	608,400	51,355
Bureau Veritas SA	564,010	48,539
Joy Global Inc.	597,973	33,403
Wolseley PLC	900,000	30,627
KONE Oyj, Class B	540,000	30,134
Meggitt PLC	4,480,783	26,069
Chart Industries, Inc.1	350,000	21,861
Globaltrans Investment PLC (GDR)	124,642	1,987
		8,621,969

CONSUMER STAPLES — 5.50%
Philip Morris International Inc.	22,413,300	1,894,148
Costco Wholesale Corp.	13,618,183	1,176,475
CVS/Caremark Corp.	24,665,000	1,108,445
Kerry Group PLC, Class A2	8,865,824	382,649
Estée Lauder Companies Inc., Class A	4,018,000	217,575
Diageo PLC	8,500,000	202,660
Whole Foods Market, Inc.	2,096,600	185,780
AMOREPACIFIC Corp.	197,000	180,935
Green Mountain Coffee Roasters, Inc.1	6,603,023	155,831
Molson Coors Brewing Co., Class B	3,475,000	133,614
PepsiCo, Inc.	1,680,000	113,988
L’Oréal SA	1,010,000	113,547
Procter & Gamble Co.	1,500,000	93,435
British American Tobacco PLC	1,960,000	92,390
Colgate-Palmolive Co.	700,000	68,810
Avon Products, Inc.	4,010,000	66,365
Coca-Cola Co.	570,200	42,611
Nestlé SA	600,000	34,004
Danone SA	470,000	30,156
		6,293,418

MATERIALS — 5.18%
Dow Chemical Co.	29,368,700	912,192
Barrick Gold Corp.	23,250,000	908,145
Newmont Mining Corp.	17,648,000	832,280
Praxair, Inc.	6,122,437	650,448
Syngenta AG	1,330,000	425,830
Celanese Corp., Series A2	10,160,000	404,470
LyondellBasell Industries NV, Class A	9,640,000	380,394
CRH PLC	13,291,573	223,516
Potash Corp. of Saskatchewan Inc.	4,970,000	196,464
Cliffs Natural Resources Inc.	3,930,000	187,775
Sigma-Aldrich Corp.	2,395,000	166,141
Nucor Corp.	2,604,000	93,119
Nitto Denko Corp.	2,000,000	81,164
Steel Dynamics, Inc.	6,638,000	69,965
Alcoa Inc.	6,510,000	55,660
FMC Corp.	1,000,000	50,970
Jindal Steel & Power Ltd.	6,000,000	47,048
United States Steel Corp.	1,982,200	40,239
ArcelorMittal	2,850,000	39,381
Ecolab Inc.	600,000	37,926
Kuraray Co., Ltd.	2,290,000	29,166
Air Products and Chemicals, Inc.	335,000	26,478
Glencore International PLC	4,518,280	23,711
Huntsman Corp.	1,600,000	20,480
Akzo Nobel NV	412,000	18,819
Sino-Forest Corp.1,4	9,900,000	—
		5,921,781

TELECOMMUNICATION SERVICES — 1.72%
Crown Castle International Corp.1,2	18,148,390	990,902
SOFTBANK CORP.	8,800,000	275,140
Sprint Nextel Corp., Series 11	93,644,000	240,665
América Móvil, SAB de CV, Series L (ADR)	7,880,000	185,653
Millicom International Cellular SA (SDR)	1,580,000	135,174
MetroPCS Communications, Inc.1	18,097,771	115,826
Leap Wireless International, Inc.1	3,900,000	22,503
CenturyLink, Inc.	116,450	4,567
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	—
		1,970,430

UTILITIES — 0.06%
Power Grid Corp. of India Ltd.	22,100,000	41,774
RRI Energy, Inc.1	19,532,000	33,595
		75,369

MISCELLANEOUS — 3.62%
Other common stocks in initial period of acquisition		4,137,405

Total common stocks (cost: $80,729,017,000)		105,651,923

Preferred stocks — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,4	1,272	172

Total preferred stocks (cost: $21,000,000)		172

Warrants — 0.03%

CONSUMER DISCRETIONARY — 0.01%
General Motors Co., Series A, warrants, expire 20161	534,593	7,110
General Motors Co., Series B, warrants, expire 20191	534,593	4,603
		11,713

FINANCIALS — 0.01%
Citigroup Inc., Class A, warrants, expire 20191	25,500,000	8,415
Washington Mutual, Inc., warrants, expire 20131,4	2,857,142	—
		8,415

MISCELLANEOUS — 0.01%
Other warrants in initial period of acquisition		8,755

Total warrants (cost: $65,173,000)		28,883

	Principal amount
Convertible securities — 0.03%	(000)

TELECOMMUNICATION SERVICES — 0.03%
Clearwire Corp. 8.25% convertible notes 20405	$65,000	38,675

Total convertible securities (cost: $65,064,000)		38,675

	Principal amount	Value
Bonds & notes — 0.02%	(000)	(000)

TELECOMMUNICATION SERVICES — 0.02%
LightSquared, Term Loan B, 12.00% 20146,7,8,9	$31,780	$21,133

CONSUMER DISCRETIONARY — 0.00%
MGM Resorts International 13.00% 2013	4,125	4,744

Total bonds & notes (cost: $33,690,000)		25,877

Short-term securities — 7.60%

Freddie Mac 0.07%–0.21% due 6/4/2012–4/26/2013	1,973,809	1,972,917
Federal Home Loan Bank 0.07%–0.20% due 6/1/2012–4/15/2013	1,728,282	1,727,849
Fannie Mae 0.05%–0.21% due 6/1/2012–1/7/2013	1,435,462	1,434,748
U.S. Treasury Bills 0.055%–0.178% due 6/7/2012–4/4/2013	1,084,300	1,083,786
Federal Farm Credit Banks 0.10%–0.19% due 6/7/2012–3/5/2013	430,000	429,681
Straight-A Funding LLC 0.17%–0.18% due 6/27–7/12/20125	245,000	244,969
Abbott Laboratories 0.11%–0.15% due 6/6–7/17/20125	181,900	181,884
Coca-Cola Co. 0.10%–0.19% due 6/13–8/20/20125	175,700	175,657
Variable Funding Capital Company LLC 0.13%–0.17% due 6/8–6/29/20125	167,600	167,588
Medtronic Inc. 0.10%–0.125% due 6/7–7/26/20125	164,250	164,231
Private Export Funding Corp. 0.13%–0.17% due 6/11–8/21/20125	125,100	125,064
General Electric Co. 0.13% due 6/1/2012	108,000	108,000
U.S. Bank, N.A. 0.15% due 6/1/2012	100,000	100,000
Procter & Gamble Co. 0.13% due 7/12–7/30/20125	95,200	95,183
Paccar Financial Corp. 0.11%–0.12% due 6/6–6/12/2012	92,500	92,498
Google Inc. 0.11%–0.13% due 6/18–8/21/20125	72,000	71,975
National Rural Utilities Cooperative Finance Corp. 0.13%–0.15% due 6/11–6/20/2012	71,000	70,996
NetJets Inc. 0.13%–0.14% due 6/1–6/11/20125	60,000	59,999
Wal-Mart Stores, Inc. 0.11% due 6/18/20125	60,000	59,997
Jupiter Securitization Co., LLC 0.16% due 6/1/20125	50,000	50,000
Johnson & Johnson 0.10% due 7/18/20125	50,000	49,991
PepsiCo Inc. 0.13% due 8/9/20125	50,000	49,984
Merck & Co. Inc. 0.11% due 6/18/20125	49,300	49,297
Texas Instruments Inc. 0.13% due 7/16/20125	45,000	44,993
John Deere Credit Ltd. 0.15% due 7/11/20125	43,300	43,293
Regents of the University of California 0.12% due 6/19/2012	33,000	32,998

Total short-term securities (cost: $8,687,438,000)		8,687,578

Total investment securities (cost: $89,601,382,000)		114,433,108
Other assets less liabilities		(43,448)

Net assets		$114,389,660

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets
Groupon, Inc., Class A	12/17/2010	$95,000	$116,471	.10%
Zynga Inc., Class B	2/18/2011	66,500	29,673	.03
Laricina Energy Ltd.	6/21/2011	41,523	28,513	.02
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	172	.00
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00
Total restricted securities		$224,023	$174,829	.15%

4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $174,829,000, which represented .15% of the net assets of the fund.
5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,683,759,000, which represented 1.47% of the net assets of the fund.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8Scheduled interest and/or principal payment was not received.
9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,133,000, which represented .02% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended May 31, 2012, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	5/31/2012
	shares	Additions	Reductions	shares	(000)	(000)

Gilead Sciences, Inc.	27,070,000	21,764,400	477,234	48,357,166	$—	$2,415,440
Crown Castle International Corp.	13,329,250	4,819,140	—	18,148,390	—	990,902
Aon PLC, Class A	5,793,000	12,749,995	400,000	18,142,995	2,858	843,649
Edwards Lifesciences Corp.	7,210,000	358,700	95,000	7,473,700	—	638,030
Southwestern Energy Co.	21,925,000	2,755,000	2,416,368	22,263,632	—	624,050
FMC Technologies, Inc.	12,000,000	4,929,100	1,875,000	15,054,100	—	605,777
Avago Technologies Ltd.	12,261,220	4,098,900	3,335,000	13,025,120	3,773	431,131
Virgin Media Inc.	19,765,400	—	1,130,000	18,635,400	2,372	410,538
Celanese Corp., Series A	8,784,500	1,375,500	—	10,160,000	1,829	404,470
Kerry Group PLC, Class A	8,865,824	—	—	8,865,824	3,786	382,649
Southwest Airlines Co.	36,889,000	2,000,000	—	38,889,000	350	351,168
Illumina, Inc.	5,425,000	1,821,900	—	7,246,900	—	312,052
Denbury Resources Inc.	19,515,000	300,000	—	19,815,000	—	299,603
Flextronics International Ltd.	40,080,464	—	6,040,000	34,040,464	—	218,540
Allergan, Inc.*	15,955,400	550,000	1,425,000	15,080,400	2,324	—
DIRECTV, Class A*	40,270,000	500,000	17,713,094	23,056,906	—	—
EOG Resources, Inc.*	14,755,837	40,000	1,765,000	13,030,837	6,748	—
First Solar, Inc.*	5,568,900	—	4,228,900	1,340,000	—	—
Human Genome Sciences, Inc.*	10,297,900	1,177,900	9,914,513	1,561,287	—	—
KLA-Tencor Corp.*	10,940,000	—	5,671,900	5,268,100	9,579	—
Linear Technology Corp.*	15,160,000	—	5,920,000	9,240,000	9,738	—
Nexen Inc. (CAD denominated)*	16,383,474	32,309	16,415,783	—	1,225	—
Nexen Inc.*	10,435,000	3,500,000	3,500,000	10,435,000	1,563	—
Stericycle, Inc.*	4,239,000	—	—	4,239,000	—	—
					$46,145	$8,927,999
*Unaffiliated issuer at 5/31/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$22,030,445	$116,471	$—	$22,146,916
Information technology	21,413,891	29,673	—	21,443,564
Health care	14,822,860	—	—	14,822,860
Energy	11,555,172	—	28,513	11,583,685
Financials	8,634,526	—	—	8,634,526
Industrials	8,621,969	—	—	8,621,969
Consumer staples	6,293,418	—	—	6,293,418
Materials	5,921,781	—	—	5,921,781
Telecommunication services	1,970,430	—	—	1,970,430
Utilities	75,369	—	—	75,369
Miscellaneous	4,137,405	—	—	4,137,405
Preferred stocks	—	—	172	172
Warrants	28,883	—	—	28,883
Convertible securities	—	38,675	—	38,675
Bonds & notes	—	25,877	—	25,877
Short-term securities	—	8,687,578	—	8,687,578
Total	$105,506,149	$8,898,274	$28,685	$114,433,108

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2012 (dollars in thousands):

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$30,232,602
Gross unrealized depreciation on investment securities	(5,907,624)
Net unrealized appreciation on investment securities	24,324,978
Cost of investment securities for federal income tax purposes	90,108,130

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-905-0712O-S32886

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 27, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 27, 2012